Taxation - Composition of Income Taxes Benefits (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥)	Mar. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current income tax expense	¥ (1,450)		¥ (9,825)	¥ (2,119)
Deferred income tax benefit	15,962	$ 2,518	4,644	2,709
Total income tax benefit/(expense)	¥ 14,512	$ 2,289	¥ (5,181)	¥ 590